Finance Liabilities (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 06, 2022	Aug. 17, 2022 Vessels	Mar. 29, 2022
Property, Plant and Equipment [Line Items]
Finance liabilities, current	$ 9,608	$ 9,221
Finance liabilities, excluding current maturities	$ 113,300	$ 122,908
Weighted average remaining lease term	6 years 8 months 12 days
Average interest rate	4.83%
Sublease Income	$ 28,814
Florida 2022 Built Capesize Vessel [Member]
Property, Plant and Equipment [Line Items]
Term for bareboat charter party					10 years
New Orleans And Santa Barbara Vessels [Member]
Property, Plant and Equipment [Line Items]
Term for bareboat charter party				8 years
Number of sale and leaseback agreements | Vessels				2
DSI Andromeda [Member]
Property, Plant and Equipment [Line Items]
Term for bareboat charter party			10 years